INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards		$ 1,104,955	$ 148,421
Deferred Tax Assets, Valuation Allowance	$ 1,880,000	256,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 1,624,000	$ 256,000